Exhibit 99
Ford Credit Auto Lease Trust 2020-B
Monthly Investor Report

Transaction Month	25	Payment Date	August 15, 2022
Collection Period	July, 2022

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-231819-05 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2020-B Reference Pool Balance		$1,606,686,019.09	$527,145,548.20	$479,213,245.37	0.2982619
Total Note Balance		$1,401,850,000.00	$282,125,930.29	$234,193,627.46	0.1670604

Total Overcollateralization		$204,836,019.09	$245,019,617.91	$245,019,617.91

2020-B Exchange Note Balance		$1,445,206,185.57	$331,607,830.36	$283,675,527.53	0.1962872
2020-B Exchange Note Overcollateralization		$161,479,833.52	$195,537,717.84	$195,537,717.84

Overcollateralization			Beginning of Period	End of Period
2020-B Reference Pool Balance as a % of Total Note Balance			186.85%	204.62%
2020-B Reference Pool Balance as a % of 2020-B Exchange Note Balance			158.97%	168.93%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.27550%	$184,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	0.50000%	$415,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	2.25914%	$100,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	0.62000%	$455,000,000.00	$34,275,930.29	$0.00	0.0000000
Class A-4 Notes	0.69000%	$96,000,000.00	$96,000,000.00	$82,343,627.46	0.8600000
Class B Notes	1.00000%	$86,000,000.00	$86,000,000.00	$86,000,000.00	1.0000000
Class C Notes	1.70000%	$65,850,000.00	$65,850,000.00	$65,850,000.00	1.0000000
Total		$1,401,850,000.00	$282,125,930.29	$234,193,627.46	0.1670604

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,275,930.29	$75.33	$17,709.23	$0.04	$34,293,639.52	$75.37
Class A-4 Notes	$13,656,372.54	$142.25	$55,200.00	$0.58	$13,711,572.54	$142.83
Class B Notes	$0.00	$0.00	$71,666.67	$0.83	$71,666.67	$0.83
Class C Notes	$0.00	$0.00	$93,287.50	$1.42	$93,287.50	$1.42
Total	$47,932,302.83	$34.19	$237,863.40	$0.17	$48,170,166.23	$34.36

II. POOL INFORMATION

2020-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$612,352,224.92	$527,145,548.20	$472,362,253.59
Change	$(55,481,378.59)	$(47,932,302.83)	$(37,311,213.36)
End of Period	$556,870,846.33	$479,213,245.37	$435,051,040.23
Residual Portion of Securitization Value as % of Securitization Value at end of period			90.78%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	60,158	36,499	23,659	1,967	21,692

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				5.3	4.7

Ford Credit Auto Lease Trust 2020-B
Monthly Investor Report

Transaction Month	25	Payment Date	August 15, 2022
Collection Period	July, 2022

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		127	$2,919,005.62	0.61%
61 - 90 Days Delinquent		11	$255,130.97	0.05%
91- 120 Days Delinquent		1	$18,569.87	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		139	$3,192,706.46	0.67%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0571%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		29	$669,022.42
2 Months Extended		15	$320,741.91
3+ Months Extended		6	$150,717.81
Total		50	$1,140,482.14

		Current Period	Cumulative
Prepayment Speed		0.79%	0.84%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$9,953,829.96
plus: Payoffs				$40,929,041.21
plus: Other (including extension fees, excess charges, etc.)				$2,430,140.92
minus: Payaheads				$(193,900.56)
plus: Payahead Draws				$420,504.61
plus: Advances				$589,930.45
minus: Advance Reimbursement Amounts				$(454,092.56)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$3,884,318.77
plus: Recoveries				$105,617.90
Total Collections				$57,665,390.70

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$57,665,390.70

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$439,287.96	$439,287.96	$57,226,102.74	$0.00
2020-B Exchange Note Interest Payment	$488,292.53	$488,292.53	$56,737,810.21	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$56,737,810.21	$0.00
Reserve Account Deposit	$0.00	$0.00	$56,737,810.21	$0.00
2020-B Exchange Note Principal Payment	$47,932,302.83	$47,932,302.83	$8,805,507.38	$0.00
Shared Amounts	$0.00	$0.00	$8,805,507.38	$0.00
Excess Exchange Note Amounts	$8,805,507.38	$8,805,507.38	$0.00	$0.00
Total	$57,665,390.70	$57,665,390.70	$0.00	$0.00

Ford Credit Auto Lease Trust 2020-B
Monthly Investor Report

Transaction Month	25	Payment Date	August 15, 2022
Collection Period	July, 2022

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2020-B Exchange Note Interest Payment				$488,292.53
2020-B Exchange Note Principal Payment				$47,932,302.83
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$8,805,507.38

Total				$57,226,102.74

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$57,226,102.74	$0.00
Administration Fee	$2,351.05	$2,351.05	$57,223,751.69	$0.00
Class A-1 Interest	$0.00	$0.00	$57,223,751.69	$0.00
Class A-2a Interest	$0.00	$0.00	$57,223,751.69	$0.00
Class A-2b Interest	$0.00	$0.00	$57,223,751.69	$0.00
Class A-3 Interest	$17,709.23	$17,709.23	$57,206,042.46	$0.00
Class A-4 Interest	$55,200.00	$55,200.00	$57,150,842.46	$0.00
Total Class A Interest	$72,909.23	$72,909.23
First Priority Principal Payment	$0.00	$0.00	$57,150,842.46
Class B Interest	$71,666.67	$71,666.67	$57,079,175.79	$0.00
Second Priority Principal Payment	$0.00	$0.00	$57,079,175.79
Class C Interest	$93,287.50	$93,287.50	$56,985,888.29	$0.00
Specified Reserve Deposit	$0.00	$0.00	$56,985,888.29	$0.00
Regular Principal Payment	$47,932,302.83	$47,932,302.83	$9,053,585.46	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$9,053,585.46	$0.00
Remaining Funds to Holder of Residual Interest	$9,053,585.46	$9,053,585.46	$0.00	$0.00
Total	$57,226,102.74	$57,226,102.74	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$1,891,361.82
plus: Additional Advances				$589,930.45
minus: Advance Reimbursement Amounts				$(454,092.56)
End of Period Advance Balance				$2,027,199.71

Payaheads
Beginning of Period Payahead Balance				$1,259,269.32
plus: Additional Payaheads				$193,900.56
minus: Payahead Draws				$(420,504.61)
End of Period Payahead Balance				$1,032,665.27

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$16,066,860.19
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$16,066,860.19
Memo: Required Reserve Amount				$16,066,860.19

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$245,019,617.91
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				245,019,617.91

Ford Credit Auto Lease Trust 2020-B
Monthly Investor Report

Transaction Month	25	Payment Date	August 15, 2022
Collection Period	July, 2022

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	553	14,564	$12,716,578.29	$338,417,660.32
Standard Terminations	1,186	15,604	$23,677,660.87	$290,848,847.21
Total Retained	1,739	30,168	$36,394,239.16	$629,266,507.53

Returned Vehicles
Early Terminations	7	1,329	$136,174.63	$24,631,080.28
Standard Terminations	129	5,432	$2,794,394.42	$98,320,534.44
Total Returned	136	6,761	$2,930,569.05	$122,951,614.72

Charged Off / Repossessed Vehicles	6	285	$109,794.39	$6,405,380.38
Removals by Servicer and Other	86	1,252	$1,958,264.65	$24,575,781.41
Total Terminations	1,967	38,466	$41,392,867.25	$783,199,284.04

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	2,267	31,796	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			6.91%	17.58%
Early Termination Rate (Early Terminations / Total Terminations)			28.47%	41.32%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$41,945,305.07
plus: Payahead draws			$118,379.92
minus: Unreimbursed Advances			$(132,098.82)
minus: Securitization Value of Retained Vehicles			$(36,394,239.16)
Total	1,739	30,168	$5,537,347.01	$105,669,389.53
Gain (Loss) Per Retained Vehicle			$3,184.21	$3,502.70

Gain (Loss) on Returned Vehicles
Customer Payments			$134,968.46
plus: Net Sale Proceeds			$3,884,976.23
plus: Payahead Draws			$6,639.99
minus: Unreimbursed Advances			$(18,703.25)
minus: Securitization Value of Returned Vehicles			$(2,930,569.05)
Total	136	6,761	$1,077,312.38	$62,290,027.93
Gain (Loss) Per Returned Vehicle			$7,921.41	$9,213.14

Credit Gain (Loss) Charged Off / Repo Vehicles	6	285	$(42,665.35)	$(1,577,416.06)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(7,110.89)	$(5,534.79)
Recoveries			$147,236.35	$3,273,065.04

Total Gain (Loss)	1,881	37,214	$6,719,230.39	$169,655,066.44
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$3,572.16	$4,558.90

Removals by Servicer and Other	86	1,252

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$3,884,976.23
plus: Excess Wear and Use and Excess Mileage Assessed			$84,507.21
minus: Residual Portion of Securitization Value			$(2,902,946.98)
Total	136	6,761	$1,066,536.46	$63,063,986.36
Residual Gain (Loss) Per Returned Vehicle			$7,842.18	$9,327.61

Ford Credit Auto Lease Trust 2020-B
Monthly Investor Report

Transaction Month	25	Payment Date	August 15, 2022
Collection Period	July, 2022

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	14.79%
Second Prior Collection Period	17.35%
Prior Collection Period	18.52%
Current Collection Period	16.02%
Four Month Average (Current and Prior Three Collection Periods)	16.67%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	10.56%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.26%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.